SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2017
Disclosure of classes of share capital [abstract]
SHAREHOLDERS' EQUITY
NOTE 13   -    SHAREHOLDERS' EQUITY

Composition:

	Ordinary shares
	of NIS 0.1 par value each
	December 31
	2 0 1 7	2 0 1 6

Authorized share capital	50,000,000	50,000,000

Issued and outstanding	13,240,913	13,240,913